Schedule of Sales by Product Category (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 719,041	$ 708,240	$ 765,225	$ 730,114	$ 753,658	$ 704,018	$ 761,010	$ 732,084	$ 2,922,620	$ 2,950,770	$ 2,928,429
Dental consumables products [Member]
Segment Reporting Information [Line Items]
Net sales									787,917	777,935	768,098
Dental laboratory products [Member]
Segment Reporting Information [Line Items]
Net sales									408,981	472,080	511,850
Dental speciality products [Member]
Segment Reporting Information [Line Items]
Net sales									1,364,399	1,347,417	1,313,035
Consumable medical device products [Member]
Segment Reporting Information [Line Items]
Net sales									$ 361,323	$ 353,338	$ 335,446